Borrowings - Reconciliation of Lease Liabilities (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Disclosure of borrowing costs [Abstract]
Opening balance	$ 153	$ 171	$ 171
Lease liabilities recognised	15	3	23
Repayment of lease liabilities	(14)	(11)	(47)
Finance costs paid on lease liabilities	(2)	(2)	(8)
Interest expense on lease liabilities	2	2	8
Change in estimate	0	0	(1)
Translation	(2)	(19)	7
Closing balance	$ 152	$ 144	$ 153